General	12 Months Ended
Dec. 31, 2023
General [Abstract]
GENERAL

NOTE 1: - GENERAL

a.	Company description:

Alpha Tau Medical Ltd. (“the Company”) is an Israeli clinical-stage oncology therapeutics company that focuses on research, development and commercialization of Alpha DaRT (Diffusing Alpha-emitters Radiation Therapy) for the treatment of solid cancer. The Company was established in November 2015 and began its operations in January 2016, and shortly thereafter acquired the full rights to the Alpha DaRT technology from Althera Medical Ltd., (“Althera”), developed in 2003 at Tel Aviv University.

In August 2017 the Company established a fully owned subsidiary in the United States - “Alpha Tau Medical Inc.” (“ATM Inc.”). ATM Inc. began its activity in August 2018.

In January 2018 the Company established a subsidiary in Japan “Alpha Tau Medical KK” (hereafter: ATM KK). ATM KK began its activity in January 2018. Since July 2019, the Company holds 100% of ATM KK.

In July 2019, the Company established a fully owned subsidiary in Canada “Alpha Tau Medical Canada Inc.” (“ATM Canada Inc.”). ATM Canada Inc. began its activity in March 2020.

b.	Merger with Healthcare Capital Corp:

On July 7, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Healthcare Capital Corp., a Delaware corporation (“HCCC”), and Archery Merger Sub Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“Merger Sub”). As result of the Merger Agreement, the Merger Sub was merged with and into HCCC (the “Merger”) on March 7, 2022 (the “Closing Date”), with HCCC surviving the merger as a wholly owned subsidiary of the Company and the Company’s Ordinary shares, no par value per share and Public and Private Warrants (see note 8) began trading on the Nasdaq Capital Market on March 8, 2022.

Concurrently with and following the execution of the Merger Agreement, the Company entered into Subscription Agreements, together with a number of subsequent agreements since with certain investors (the “PIPE Investors”), in which the Company consummated the sale of 9,251,006 Ordinary shares for gross proceeds of $92,510.

Total gross proceeds resulted from the Merger transaction were approximately $104,052, out of which total transaction costs amounted to approximately $5,713. The transaction costs related to the Warrants liability in the amount of $817 were recognized as expenses in the Company’s consolidated statements of operations. The residual amount was recognized as additional paid in capital.

The Merger has been accounted for as a recapitalization, with no goodwill or other intangible assets recorded. It has been determined that the Company is the accounting acquire.

c.	The Company’s activities since inception have consisted of performing research and development activities. Successful completion of the Company’s development programs and, ultimately, the attainment of profitable operations are dependent on future events, including, among other things, its ability to secure financing; obtain further marketing approvals from regulatory authorities; access potential markets; and build a sustainable customer base; attract, retain and motivate qualified personnel; and develop strategic alliances. The Company’s operations are funded by its shareholders and research and development grants and the Company intends to seek further private or public financing as well as make applications for further research and development grants for continuing its operations. Although management believes that the Company will be able to successfully fund its operations, there can be no assurance that the Company will be able to do so or that the Company will ever operate profitably.

The Company expects to continue to incur substantial losses over the next several years during its clinical development phase. To fully execute its business plan, the Company will need to complete registrational clinical studies and certain development activities as well as manufacture the required clinical and commercial products in its manufacturing plants. Further, the Company will seek further regulatory approvals prior to commercialization and the Company will need to establish sales, marketing and logistic infrastructures. These activities may span many years and require substantial expenditures to complete and may ultimately be unsuccessful. Any delays in completing these activities could adversely impact the Company.

As of December 31, 2023, the Company had cash, cash equivalents, short-term deposits and restricted deposits of $84,940. During the year ended December 31, 2023, the Company incurred a net loss of $29,157 and had negative cash flows from operating activities of $17,958. In addition, the Company had an accumulated deficit of $115,759 on December 31, 2023. The Company believes that its existing capital resources will be adequate to satisfy its expected liquidity requirements for at least two years.